Share capital	12 Months Ended
Dec. 31, 2023
Share capital
Share capital

22.Share capital

a)Ownership structure

As of December 31, 2023, the Company’s ownership structure is as follow:

		12/31/2023
	Number	% of voting
	of common	capital and
	shares	total shares
A10 Fundo de Investimento de Ações	47,684,968	43.33%
Fitpart Fund Administration Services Limited	5,462,539	4.96%
BlackRock, Inc.	5,438,129	4.94%
Nucleo Capital Fund	2,996,787	2.72%
Others	48,477,048	44.05%
	110,059,471	100.00%

b)Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

c)Common shares issued by the Company for the year ended December 31, 2023 and 2022:

	Number of Common
	shares (#)	Amount($)
Balance, January 1st, 2022	99,377,349	224,820

Exercise of warrants	532,860	3,218
Exercise of RSUs	4,759,833	48,504
Exercise of stock options	40,000	169
Balance, December 31, 2022	104,710,042	276,711

Exercise of RSUs	5,339,429	109,282
Exercise of stock options	10,000	42
Balance, December 31, 2023	110,059,471	386,035